As filed with the Securities and Exchange Commission on July 2, 2024
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21168
NEUBERGER BERMAN MUNICIPAL FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant's telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Municipal Fund Inc.

Semi-Annual Report
April 30, 2024

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2024 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman Municipal Fund Inc. (NBH) (the Fund) for the six months ended April 30, 2024 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax. The Fund may invest in securities the interest on which is subject to the federal alternative minimum tax. We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.
As previously communicated, the reorganizations of each of Neuberger Berman California Municipal Fund Inc. (NBW) and Neuberger Berman New York Municipal Fund Inc. (NBO) with and into NBH were successfully completed in October 2023.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman Municipal Fund Inc.

Neuberger Berman Municipal Fund Inc. Portfolio Commentary (Unaudited)
Neuberger Berman Municipal Fund Inc. (the Fund) generated a 12.64% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2024 (the reporting period), outperforming its benchmark, the Bloomberg 10-Year Municipal Bond Index (the Index), which posted a 6.09% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed positively to the Fund’s performance during the reporting period.
The investment-grade municipal (muni) bond market generated a positive return and outperformed the taxable bond market during the reporting period. All told, the Bloomberg Municipal Bond Index returned 7.06% for the reporting period, whereas the overall taxable investment-grade bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.97%. Several factors impacted the market, including a resilient U.S. economy, "sticky" inflation, changing investor sentiment regarding future U.S. Federal Reserve Board (Fed) monetary policy, and several geopolitical events. All told, short-, intermediate- and long-term U.S. Treasury yields declined (yields and bond prices generally move in the opposite direction) during the reporting period.
In terms of the Fund’s results, duration positioning contributed positively to performance. In particular, having a duration that was longer than the Index was beneficial as rates moved lower over the reporting period (when rates decline having a longer duration is beneficial and vise versa). Security selection was also additive for relative returns, led by longer duration, lower quality revenue bonds, as they outperformed their shorter duration, higher quality counterparts. Examples included the Fund’s exposures to charter schools, continuing care facilities and certain hospitals. On the downside, a smaller project-specific holding detracted from performance. An allocation to shorter-term pre-refunded securities was also a headwind for returns. There were no significant changes to the portfolio during the reporting period.
Despite a strong rally, we believe investors shouldn’t feel like they’ve missed the opportunity to invest in munis. To the contrary, yields on investment-grade munis are still over 2% higher than they were at the end of 2021, and close to the yields that existed at the end of 2022. With more certainty around the Fed, we believe it may be prudent to seek the higher yields available in today’s market and to do so for a longer period of time. In our view, there will continue to be pockets of volatility in 2024 as the market pours over every economic data point and tries to discern how the Fed will react. Those moments should provide an opportunity to deploy capital. Views will change as to when the Fed eases and what the pace of rate cuts could be, but we believe the path of rates is less important than the level where they may ultimately go. In our view, the Fed will likely move from an overnight rate of around 5.5% currently to something that ultimately is closer to 3%, presenting a meaningful opportunity to take advantage of a higher-yielding market.
Sincerely,
James L. Iselin and S. Blake Miller
Portfolio Co-Managers
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

Municipal Fund Inc. (Unaudited)

TICKER SYMBOL
Municipal Fund Inc.	NBH

PORTFOLIO BY STATE, TERRITORY OR SECTOR
(as a % of Total Investments*)
Alabama	0.7%
American Samoa	0.5
Arizona	0.5
California	21.6
Colorado	1.1
Connecticut	0.1
District of Columbia	1.1
Florida	2.6
Georgia	1.4
Guam	1.1
Illinois	6.7
Indiana	0.4
Kansas	0.1
Kentucky	0.5
Louisiana	1.0
Maine	0.3
Maryland	0.0
Massachusetts	0.3
Michigan	1.3
Minnesota	0.4
Mississippi	0.3
Nebraska	1.9
Nevada	0.2
New Hampshire	0.1
New Jersey	3.7
New Mexico	0.2
New York	18.0
North Carolina	1.6
Ohio	4.7
Oklahoma	0.5
Oregon	0.3
Pennsylvania	3.1
Puerto Rico	4.6
South Carolina	1.2
Tennessee	0.3
Texas	9.0
Utah	1.2
Vermont	0.6
Virgin Islands	1.4
Virginia	0.7
Washington	1.5
West Virginia	0.8
Wisconsin	2.3
Loan Assignments	0.1
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2024	Average Annual Total Return Ended 04/30/2024
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
Municipal Fund Inc.	09/24/2002	12.64%	2.57%	0.11%	2.69%	4.58%
At Market Price[3]
Municipal Fund Inc.	09/24/2002	16.40%	-0.83%	-2.34%	1.33%	3.62%
Index
Bloomberg 10-Year Municipal Bond Index[4]		6.09%	1.24%	1.49%	2.56%	3.78%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund's common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	A portion of the Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.
2	Returns based on the NAV of the Fund.
3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.
4
The Bloomberg 10-Year Municipal Bond Index is the 10-year (8-12 years to maturity) component of the
Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index measures the investment grade,
U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman Municipal Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2024 (Unaudited)
Neuberger Berman Municipal Fund Inc.
Indexes:
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

Schedule of Investments Municipal Fund Inc.^ (Unaudited)
April 30, 2024

Principal Amount		Value
Loan Assignments(a) 0.2%
Oil, Gas & Consumable Fuels 0.2%
	Rialto Bioenergy Facility LLC
$633,393	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.32%, due 6/6/2024	$0 #(b)(c)
495,745	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.32%, due 6/6/2024	495,745 #(b)(c)

Total Loan Assignments (Cost $1,126,927)		495,745
Municipal Notes 163.7%
Alabama 1.1%
$3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	$3,338,191
400,000	Mobile Industrial Development Board Revenue (Alabama Power Co. Barry Plant Project), Series 2009-A, 3.70%, due 6/1/2034	400,000 (d)
		3,738,191
American Samoa 0.8%
2,800,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	2,865,087
Arizona 0.8%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	502,984 (e)
1,545,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	1,558,739 (e)
480,000	Phoenix Industrial Development Authority Education Revenue (Great Hearts Academies Project), Series 2014, 3.75%, due 7/1/2024	478,568
205,000	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue (Mesa Project), Series 2012, 5.00%, due 7/1/2024	205,066
		2,745,357
California 35.3%
	California Educational Facilities Authority Refunding Revenue (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	254,922
260,000	Series 2016-A, 3.00%, due 10/1/2029	246,555
400,000	Series 2016-A, 3.00%, due 10/1/2030	375,889
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,027,005
	California Housing Finance Agency Municipal Certificate
1,207,611	Class A, Series 2019-2, 4.00%, due 3/20/2033	1,202,240
953,549	Class A, Series 2021-1-A, 3.50%, due 11/20/2035	881,033
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	403,038 (e)
530,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	530,350
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
215,000	Series 2014, 5.00%, due 7/1/2024	214,880 (e)
630,000	Series 2014, 5.13%, due 7/1/2029	630,087 (e)
1,000,000	Series 2014, 5.63%, due 7/1/2044	999,901 (e)
	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project)
160,000	Series 2014, 5.00%, due 7/1/2024	160,051
930,000	Series 2014, 5.13%, due 7/1/2029	930,837
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	109,453
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,040,498 (e)
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	$1,516,935 (e)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,080,683 (e)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	344,539
500,000	Series 2015, 5.00%, due 11/1/2040	478,370
300,000	Series 2015, 5.00%, due 11/1/2044	272,693
500,000	Series 2017-A, 5.25%, due 11/1/2036	502,307
	California Municipal Finance Authority Revenue (Touro College & University Systems Obligated Group)
585,000	Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	585,186
605,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	605,192
630,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	630,200
330,000	Series 2014-A, 4.00%, due 1/1/2029 Pre-Refunded 7/1/2024	330,105
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM Insured), 4.00%, due 5/15/2048	1,842,817
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,440,739 (e)
	California School Facility Finance Authority Revenue (KIPP LA Project)
127,000	Series 2014-A, 4.13%, due 7/1/2024	126,847 (e)
375,000	Series 2017-A, 5.00%, due 7/1/2025	376,519 (e)
130,000	Series 2017-A, 5.00%, due 7/1/2027	134,121 (e)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	403,040 (e)
2,195,000	California State Department of Veterans Affairs Home Purchase Refunding Revenue, Series 2016-A, 3.00%, due 6/1/2029	2,129,859
1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	1,070,750
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	2,017,274
1,430,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	48,334 (e)(f)
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	255 (e)(f)
2,151,455	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	0 #(b)(c)(f)
4,785,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	4,796,078 (e)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	412,897 (e)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	402,768 (e)
1,060,000	California State School Finance Authority Education Facility Revenue (New Designs Charter School Administration Campus Project), Series 2019-A, 5.00%, due 6/1/2050	1,015,227 (e)
1,000,000	California Statewide Communities Development Authority College Housing Revenue (NCCD-Hooper Street LLC-College of the Arts Project), Series 2019, 5.25%, due 7/1/2052	992,652 (e)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,328,412
720,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	723,699
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	509,174 (e)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	605,161 (e)
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	$1,511,551
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,417,586
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	426,032
2,055,000	California Statewide Communities Development Authority Student Housing Revenue (University of Irvin Campus Apartments Phase IV), Series 2017-A, 5.00%, due 5/15/2032	2,118,293
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	510,212 (e)
3,115,000	Corona-Norca Unified School District General Obligation Capital Appreciation (Election 2006), Series 2009-C, (AGM Insured), 0.00%, due 8/1/2024	3,086,054
2,000,000	Davis Joint Unified School District Certificate of Participation (Yolo Co.), Series 2014, (BAM Insured), 4.00%, due 8/1/2024	2,000,567
1,250,000	Emeryville Redevelopment Agency Successor Agency Tax Allocation Refunding Revenue, Series 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,254,732
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,231,739
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	397,938
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,041,578
1,000,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM Insured), 5.25%, due 10/15/2026	1,014,280
	Irvine Special Tax (Community Facility District No. 2005-2)
300,000	Series 2013, 4.00%, due 9/1/2024	300,004
450,000	Series 2013, 4.00%, due 9/1/2025	450,491
645,000	Series 2013, 3.50%, due 9/1/2026	638,996
690,000	Series 2013, 3.63%, due 9/1/2027	685,914
680,000	Jurupa Public Financing Authority Special Tax Revenue, Series 2014-A, 5.00%, due 9/1/2024	682,330
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,671,878
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,976,012
5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (Assured Guaranty Insured), 5.50%, due 8/1/2029	6,286,480
1,385,000	Ohlone Community College District General Obligation (Election 2010), Series 2014-B, 0.00%, due 8/1/2029 Pre-Refunded 8/1/2024	1,110,260
450,000	Oxnard Harbor District Revenue, Series 2011-B, 4.50%, due 8/1/2024	450,047
1,000,000	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project), Series 2014, (AGM Insured), 5.00%, due 9/1/2027	1,004,280
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,348,017
335,000	Riverside County Community Facilities District Special Tax Revenue (Scott Road), Series 2013, 5.00%, due 9/1/2025	335,234
300,000	Riverside County Transportation Commission Toll Revenue Refunding Senior Lien (RCTC No. 91 Express Lanes), Series 2021-B1, 4.00%, due 6/1/2046	289,400
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	99,602
200,000	Series 2017, 4.00%, due 9/1/2030	199,076
525,000	Series 2017, 3.25%, due 9/1/2031	491,429
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,740,523
	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities)
1,000,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,009,974
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$400,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	$421,418
1,950,000	Sacramento County Airport System Revenue Refunding, Series 2018-C, 5.00%, due 7/1/2033	2,039,144
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	504,465 (e)
2,000,000	San Bernardino Community College District General Obligation Capital Appreciation (Election), Series 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,011,598
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	1,956,823
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,812,873
30,000	Sulphur Springs Union School District Certificate of Participation Conv. Capital Appreciation Bonds, Series 2010, (AGM Insured), 6.50%, due 12/1/2037	30,471
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM Insured), 5.00%, due 9/1/2025	2,002,260
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM Insured), 4.13%, due 8/1/2047	2,000,063
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	14,135,305
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,718,430
3,500,000	William S. Hart Union High School District General Obligation Capital Appreciation (Election 2001), Series 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,225,106
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM Insured), 0.00%, due 8/1/2036	5,766,002 (g)
		123,134,039
Colorado 1.8%
	Colorado Educational & Cultural Facilities Authority Revenue (Charter School- Atlas Preparatory School Project)
280,000	Series 2015, 4.50%, due 4/1/2025	281,813 (e)
1,000,000	Series 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,012,035 (e)
1,350,000	Series 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,367,749 (e)
2,000,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	2,031,864 (e)
5,066,666	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,724,716
		6,418,177
Connecticut 0.2%
750,000	Hamden General Obligation, Series 2013, (AGM Insured), 3.13%, due 8/15/2025	738,623
District of Columbia 1.8%
5,600,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 4.17%, due 8/1/2040	5,600,000 (d)(e)
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	617,204
		6,217,204
Florida 4.3%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	8,000 (e)(f)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,650,969 (e)
525,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	529,429
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Florida – cont'd
$1,750,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	$1,751,619 (e)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,046,887
	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project)
2,000,000	Series 2022-C, 8.25%, due 7/1/2057 Putable 8/15/2024	2,003,729 (e)
250,000	Series 2024, 5.50%, due 7/1/2053	258,897 (h)
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020, 3.50%, due 8/1/2055	6,120,305
835,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	835,114
955,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	822,491
		15,027,440
Georgia 2.2%
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA Insured), 4.85%, due 9/1/2043	2,006,910
6,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,824,139 (e)
		7,831,049
Guam 1.9%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	519,099
750,000	Series 2023-A, 5.38%, due 10/1/2043	729,963
700,000	Guam Government Business Privilege Tax Revenue Refunding, Series 2021-F, 4.00%, due 1/1/2036	686,233
650,000	Guam Government Hotel Occupancy Tax Revenue, Series 2021-A, 5.00%, due 11/1/2035	679,277
600,000	Guam Government Hotel Occupancy Tax Revenue Refunding, Series 2021-A, 5.00%, due 11/1/2040	604,605
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,061,178
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,088,274
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,120,321
		6,488,950
Illinois 11.0%
5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	5,707,931
	Chicago General Obligation
2,000,000	Series 2002-B, 5.00%, due 1/1/2025	2,012,307
90,000	Series 2002-B, 5.13%, due 1/1/2027 Pre-Refunded 1/1/2025	90,820
160,000	Series 2002-B, 5.13%, due 1/1/2027	161,036
1,000,000	Series 2019-A, 5.00%, due 1/1/2044	1,018,886
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM Insured), 5.50%, due 1/1/2053	1,338,558
4,100,000	Chicago O'Hare International Airport Revenue, Series 2022-A, 5.00%, due 1/1/2055	4,161,664
	Chicago Refunding General Obligation
1,000,000	Series 2005-D, 5.50%, due 1/1/2040	1,002,884
3,000,000	Series 2017-A, 6.00%, due 1/1/2038	3,124,569
1,560,000	Illinois Finance Authority Refunding Revenue (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,612,652
1,000,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Health Care Obligated Group), Series 2017-A, 4.00%, due 7/15/2047	951,729
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$1,905,000	Illinois Sports Facilities Authority Capital Appreciation Revenue (Saint Tax Supported), Series 2001, (AMBAC Insured), 0.00%, due 6/15/2026	$1,735,964
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,426,466
775,000	Series 2021-A, 5.00%, due 3/1/2046	797,276
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	4,713,768
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
945,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	945,378
1,375,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,375,494
715,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	715,228
1,500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	1,360,618 (e)
		38,253,228
Indiana 0.6%
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,164,454
Kansas 0.3%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
230,000	Series 2019, 3.60%, due 6/1/2030	221,765
720,000	Series 2021, 3.50%, due 6/1/2034	639,946
		861,711
Kentucky 0.8%
1,350,000	Ashland City Kentucky Medical Center Refunding Revenue (Ashland Hospital Corp. DBA Kings Daughter Medical Center), Series 2019, (AGM Insured), 3.00%, due 2/1/2040	1,122,658
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	502,212
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	999,783
		2,624,653
Louisiana 1.7%
630,825	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	563,343 (e)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,642,564 (e)
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	2,017,005
1,775,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	1,776,474
		5,999,386
Maine 0.5%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	1,788,596 (e)
Maryland 0.1%
300,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	288,600
Massachusetts 0.6%
	Massachusetts State Development Finance Agency Revenue (Milford Regional Medical Center)
200,000	Series 2014-F, 5.00%, due 7/15/2024	200,019
415,000	Series 2014-F, 5.00%, due 7/15/2025	415,130
200,000	Series 2014-F, 5.00%, due 7/15/2026	200,093
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Massachusetts – cont'd
$190,000	Series 2014-F, 5.00%, due 7/15/2027	$190,113
	Massachusetts State Education Financing Authority Revenue
860,000	Series 2012-J, 4.70%, due 7/1/2026	852,854
125,000	Series 2023-C, 5.00%, due 7/1/2053	116,606
		1,974,815
Michigan 2.1%
1,500,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,457,548
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,123,741
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	3,094,839
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	750,243
		7,426,371
Minnesota 0.7%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	2,128,345
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	388,806 (e)
		2,517,151
Mississippi 0.4%
1,625,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,488,234 (e)
Nebraska 3.1%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,685,327
Nevada 0.3%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
445,000	Series 2015-A, 4.00%, due 12/15/2025	438,576 (e)
500,000	Series 2015-A, 5.13%, due 12/15/2045	481,294 (e)
		919,870
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	593,388 (e)
New Jersey 6.0%
	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project)
500,000	Series 2013-A, 5.25%, due 1/1/2025	500,485
500,000	Series 2013-A, 5.50%, due 1/1/2026	500,499
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,550,362
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,022,997 (e)
725,000	Series 2019-A, 5.00%, due 6/15/2054	661,955 (e)
1,000,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Series 2024-B, (FHA/GNMA Insured), 5.25%, due 12/20/2065	1,016,062
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,440,377
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New Jersey – cont'd
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
$1,250,000	Series 2018-A, 5.00%, due 12/15/2036	$1,319,777
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	4,015,760
1,000,000	Series 2018-A, (BAM Insured), 4.00%, due 12/15/2037	993,244
		21,021,518
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,358,573 (e)
New York 29.6%
	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	381,386
375,000	Series 2014-A, 5.00%, due 12/1/2028	376,456
270,000	Series 2014-A, 5.00%, due 12/1/2029	271,083
750,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	541,942
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017, 5.00%, due 8/1/2047	467,939
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,581,832
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	505,734
500,000	Series 2015, 5.00%, due 11/15/2028	505,808
625,000	Series 2015, 5.00%, due 11/15/2029	632,167
	Build NYC Resource Corp. Refunding Revenue (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	270,075
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,066
500,000	Build NYC Resource Corp. Refunding Revenue (Methodist Hospital Project), Series 2014, 5.00%, due 7/1/2029 Pre-Refunded 7/1/2024	500,723
2,595,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,079,019
	Build NYC Resource Corp. Refunding Revenue (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	156,690
125,000	Series 2015, 5.00%, due 6/1/2027	126,244
195,000	Series 2015, 5.00%, due 6/1/2028	196,715
220,000	Series 2015, 5.00%, due 6/1/2029	221,657
325,000	Series 2015, 5.00%, due 6/1/2030	327,140
	Build NYC Resource Corp. Revenue
1,665,000	Series 2014, 5.00%, due 11/1/2024	999,000
835,000	Series 2014, 5.25%, due 11/1/2029	501,000
650,000	Series 2014, 5.25%, due 11/1/2034	390,000
975,000	Series 2014, 5.50%, due 11/1/2044	585,000
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	963,692 (e)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,325,662 (e)
750,000	Build NYC Resource Corp. Revenue (Shefa School Project), Series 2021-A, 5.00%, due 6/15/2051	685,578 (e)
280,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	279,749 (e)
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	200,684
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	272,508
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
$735,000	Series 2014, 5.00%, due 7/1/2024	$735,535
390,000	Series 2018, 5.00%, due 7/1/2030	401,811
405,000	Series 2018, 5.00%, due 7/1/2031	416,680
425,000	Series 2018, 5.00%, due 7/1/2032	436,666
450,000	Series 2018, 5.00%, due 7/1/2033	461,692
938,214	Jefferson County Industrial Development Agency Solid Waste Disposal Revenue (Green Bond-Reenergy Black River LLC Project), Series 2014, 5.25%, due 1/1/2024	130,130 (b)(c)(e)(f)
100,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E-1, 3.85%, due 11/15/2050	100,000 (d)
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,548,708
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	9,505,461
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,706,491
100,000	Metropolitan Transportation Authority Revenue Refunding, (LOC: Barclays Bank PLC), Series 2012-G-1, 3.85%, due 11/1/2032	100,000 (d)
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM Insured), 5.00%, due 1/15/2029	300,415
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2024	500,135
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,263
250,000	Series 2013-A, 4.00%, due 10/1/2026	247,371
210,000	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College), Series 2012-A, 5.00%, due 6/1/2025	210,136
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,001,232
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,806,127
4,000,000	New York City Industrial Development Agency Revenue (Yankee Stadium Project), Series 2020-A, 3.00%, due 3/1/2049	2,834,740
440,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 3.90%, due 6/15/2033	440,000 (d)
1,100,000	New York City Transitional Finance Authority Revenue (Future Tax Secured), (LOC: JP Morgan Chase Bank N.A.), Series 2018-A4, 3.80%, due 8/1/2045	1,100,000 (d)
	New York General Obligation
700,000	Series 2012-2, 3.90%, due 4/1/2042	700,000 (d)
1,000,000	Series 2012-3, 3.90%, due 4/1/2042	1,000,000 (d)
1,000,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Series 2014, 5.38%, due 11/15/2040	1,002,037 (e)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,302,269
750,000	New York Liberty Development Corp. Revenue Refunding (Bank of America Tower at One Bryant Park Project), Series 2019, Class 3, 2.80%, due 9/15/2069	665,852
1,450,000	New York State Dormitory Authority Revenue, Series 2018-A, 5.00%, due 7/1/2048	1,490,139
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,047
	New York State Dormitory Authority Revenue Non State Supported Debt (Touro College & University System Obligated Group)
460,000	Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	460,040
470,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	470,041
200,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	200,017
275,000	Series 2014-A, 4.13%, due 1/1/2029 Pre-Refunded 7/1/2024	275,079
3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	3,176,387
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$400,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Garnet Health Medical Center), Series 2017, 5.00%, due 12/1/2035	$365,383 (e)
	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Orange Regional Medical Center)
200,000	Series 2017, 5.00%, due 12/1/2036	178,898 (e)
400,000	Series 2017, 5.00%, due 12/1/2037	351,134 (e)
1,000,000	New York State Dormitory Authority Revenue State Supported Debt (New School), Series 2022-A, 4.00%, due 7/1/2052	880,680
	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project)
500,000	Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	454,222 (e)
500,000	Series 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	487,018
585,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	578,357
3,045,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	2,996,129
1,500,000	New York State Transportation Development Corp. Special Facility Refunding Revenue (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,500,094
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	4,116,588
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	821,895
3,000,000	Series 2023, 5.38%, due 6/30/2060	3,132,395
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,037,610
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,173,257
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	93,963
400,000	Series 2020-C, 4.00%, due 12/1/2042	384,150
500,000	Series 2022, 5.00%, due 12/1/2039	525,635
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	892,154 (e)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	385,052
350,000	Series 2019-A, 5.00%, due 4/1/2038	357,587
350,000	Series 2019-A, 5.00%, due 4/1/2039	356,863
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	527,720 (e)
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,336,630
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,940,541
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	511,792
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	603,904
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,049,492
	Westchester County Local Development Corp. Refunding Revenue (Westchester Medical Center)
825,000	Series 2016, 5.00%, due 11/1/2030	825,691
1,000,000	Series 2016, 3.75%, due 11/1/2037	851,353
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$1,500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	$1,368,425 (e)
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	982,581
1,600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	1,479,421 (e)
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	642,788
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, 5.00%, due 5/1/2047	5,243,761
		103,009,213
North Carolina 2.6%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,316,309
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,556,811
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,295,021
700,000	North Carolina Medical Care Commission Retirement Facilities Revenue (Twin Lakes Community), Series 2019-A, 5.00%, due 1/1/2049	660,210
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AGM Insured), 5.00%, due 1/1/2058	4,218,486
		9,046,837
Ohio 7.7%
23,045,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	20,861,933
1,000,000	Jefferson County Port Economic Development Authority Revenue (JSW Steel USA, Ohio, Inc. Project), Series 2021, 3.50%, due 12/1/2051	745,282 (e)
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,292,381 (e)
1,000,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	875,040
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,205,658
		26,980,294
Oklahoma 0.8%
2,000,000	Oklahoma State Development Finance Authority Health Systems Revenue (OU Medicine Project), Series 2018-B, 5.00%, due 8/15/2033	2,057,738
	Tulsa Airport Improvement Trust Refunding Revenue
250,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2024	250,051
400,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2025 Pre-Refunded 6/1/2024	400,105
		2,707,894
Oregon 0.4%
25,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	24,414
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,525,258
		1,549,672
Pennsylvania 5.1%
2,000,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	1,982,865 (e)
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
$2,830,000	Lancaster County Hospital Authority Refunding Revenue (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	$2,743,233
5,000,000	Leigh County Industrial Development Authority Pollution Control Revenue Refunding, Series 2016-A, 3.00%, due 9/1/2029	4,726,789
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	895,938 (e)(f)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AGM Insured), 4.50%, due 9/1/2048	7,331,199
		17,680,024
Puerto Rico 7.6%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,571,212
25,052,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	24,948,520
		26,519,732
South Carolina 2.0%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,317,646
1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,985,059
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	319,249 (e)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	406,643 #(b)(c)(f)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	75,000 (e)(f)
750,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	750,353
		6,853,950
Tennessee 0.4%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,508,519
Texas 14.7%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	246,523
1,000,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	1,000,397
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	703,577
250,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	248,774 (e)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,226,807
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD Insured), 2.75%, due 2/15/2052	1,391,417
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,434,922
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	2,901,808
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,980,107
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,375,616
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
	Hale Center Education Facilities Corp. Revenue Refunding (Wayland Baptist University Project)
$405,000	Series 2022, 5.00%, due 3/1/2033	$424,541
1,000,000	Series 2022, 5.00%, due 3/1/2034	1,044,472
1,825,000	Series 2022, 4.00%, due 3/1/2035	1,755,317
960,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	960,651
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	531,149 (e)
520,000	Series 2019-A, 5.00%, due 8/15/2049	479,320 (e)
	New Hope Cultural Education Facilities Finance Corp. Revenue (Bridgemoor Plano Project)
2,000,000	Series 2018-A-1, 7.25%, due 12/31/2030	1,980,023
354,958	Series 2018-A-2, 0.00%, due 12/31/2030	213,719
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	175,000 (f)
	Parkway Utility District Water & Sewer System Revenue
495,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2033	456,197
690,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2034	637,452
545,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2035	490,397
	Texas Private State Activity Bond Surface Transportation Corp. Revenue (Senior Lien-Blueridge Transportation Group LLC)
5,460,000	Series 2016, 5.00%, due 12/31/2045	5,465,900
4,750,000	Series 2016, 5.00%, due 12/31/2050	4,755,580
3,750,000	Series 2016, 5.00%, due 12/31/2055	3,754,341
1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	1,006,258
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,876,702
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,064,327
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,065,586
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,496,785
		51,143,665
Utah 2.0%
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,013,872
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,014,176
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,019,779
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,027,816
		7,075,643
Vermont 1.0%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,006,222 (e)
	Vermont Student Assistant Corp. Education Loan Revenue
1,800,000	Series 2014-A, 5.00%, due 6/15/2024	1,800,825
755,000	Series 2015-A, 4.13%, due 6/15/2027	756,239
		3,563,286
Virgin Islands 2.2%
7,500,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	7,813,099
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Virginia 1.2%
$3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	$4,082,186
Washington 2.4%
5,290,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	5,291,911
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	984,601 (e)
790,000	Washington State Health Care Facilities Authority Revenue Refunding (Virginia Mason Medical Center), Series 2017, 5.00%, due 8/15/2026	798,461
1,435,009	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	1,304,384
		8,379,357
West Virginia 1.3%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,670,377
1,500,000	Series 2023-B, (AGM Insured), 5.38%, due 9/1/2053	1,601,938
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,412,171
		4,684,486
Wisconsin 3.7%
1,600,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 4.15%, due 4/1/2055	1,600,000 (d)(e)
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	1,985,016
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	872,992 (e)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,747 (e)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	523,356 (e)
1,500,000	Public Finance Authority Revenue (Astro Tex Land Project), Series 2024, 5.50%, due 12/15/2028	1,504,068 (e)
1,140,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	1,116,746 (e)
	Public Finance Authority Revenue Refunding (Celanese Project)
210,000	Series 2016-C, 4.30%, due 11/1/2030	204,998
3,000,000	Series 2016-D, 4.05%, due 11/1/2030	2,887,021
310,000	Public Finance Authority Revenue Refunding (Roseman University Health Sciences Project), Series 2015, 5.00%, due 4/1/2025	310,932
1,500,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	1,149,151
800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	588,607 (e)
		12,943,634
Total Municipal Notes (Cost $583,463,846)		570,711,483
Total Investments 163.9% (Cost $584,590,773)		571,207,228
Other Assets Less Liabilities 1.5%		5,210,487
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (65.4%)		(227,900,000)(i)
Net Assets Applicable to Common Stockholders 100.0%		$348,517,715

(a)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2024 and changes periodically.
(b)	Value determined using significant unobservable inputs.
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(c)
Security fair valued as of April 30, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2024 amounted to $1,032,518, which represents 0.3% of net assets applicable to common stockholders of the Fund.

(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2024.

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2024, these securities amounted to $79,518,597, which represents 22.8% of net assets applicable to common stockholders of the Fund.

(f)	Defaulted security.
(g)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(h)	When-issued security. Total value of all such securities at April 30, 2024 amounted to $258,897, which represents 0.1% of net assets applicable to common stockholders of the Fund.
(i)	Fair valued as of April 30, 2024 in accordance with procedures approved by the valuation designee.
#  This security is subject to restrictions on resale. Total value of all such securities at April 30, 2024 amounted to $902,388, which represents 0.3% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 4/30/2024
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$2,050,475	$—	0.0%
Rialto Bioenergy Facility LLC	11/21/2023	495,745	495,745	0.2%
Rialto Bioenergy Facility LLC	11/30/2023-2/28/2024	631,182	—	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	2,222,549	406,643	0.1%
Total		$5,399,951	$902,388	0.3%
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$495,745	$495,745
Municipal Notes
New York	—	102,879,083	130,130	103,009,213
South Carolina	—	6,447,307	406,643	6,853,950
Other Municipal Notes#	—	460,848,320	—	460,848,320
Total Municipal Notes	—	570,174,710	536,773	570,711,483
Total Investments	$—	$570,174,710	$1,032,518	$571,207,228

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2024
Investments in Securities:
Loan Assignments(1)	$—	$40	$—	$(631)	$1,087	$—	$—	$—	$496	$(631)
Municipal Notes(1)	511	2	—	(757)	—	(677)	1,458	—	537	(757)
Total	$511	$42	$—	$(1,388)	$1,087	$(677)	$1,458	$—	$1,033	$(1,388)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$536,773	Market Approach	Recovery Value (of Par Value)	0.0% - 17.5%	16.5%	Increase
Loan Assignments	495,745	Market Approach	Recovery Value (of Par Value)	0.0% - 100.0%	100.0%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of April 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman
Municipal Fund Inc.
April 30, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$571,207,228
Interest receivable	8,554,845
Receivable for securities sold	436,616
Prepaid expenses and other assets	14,678
Total Assets	580,213,367
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000 liquidation preference per share; 2,279 shares outstanding) (Note A)	227,900,000
Distributions payable—preferred shares	868,330
Distributions payable—common stock	1,117,786
Payable to investment manager (Note B)	118,902
Due to custodian	1,041,020
Payable for securities purchased	255,742
Payable to administrator (Note B)	142,683
Payable to directors	3,012
Other accrued expenses and payables	248,177
Total Liabilities	231,695,652
Net Assets applicable to Common Stockholders	$348,517,715
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$404,692,716
Total distributable earnings/(losses)	(56,175,001)
Net Assets applicable to Common Stockholders	$348,517,715
Shares of Common Stock Outstanding ($0.0001 par value; 999,989,384 shares authorized)	29,618,059
Net Asset Value Per Share of Common Stock Outstanding	$11.77
*Cost of Investments:
(a) Unaffiliated issuers	$584,590,773

See Notes to Financial Statements

Statement of Operations (Unaudited)
Neuberger Berman
Municipal Fund Inc.
For the Six Months Ended April 30, 2024
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$13,428,496
Expenses:
Investment management fees (Note B)	720,513
Administration fees (Note B)	864,615
Audit fees	25,380
Basic maintenance (Note A)	6,216
Custodian and accounting fees	34,461
Insurance	4,702
Legal fees	147,634
Stockholder reports	8,525
Stock exchange listing fees	5,635
Stock transfer agent fees	10,603
Distributions to Variable Rate Municipal Term Preferred Shareholders (Note A)	5,060,130
Directors' fees and expenses	32,185
Miscellaneous and other fees	38,032
Total expenses	6,958,631
Net investment income/(loss)	$6,469,865
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(9,474,865)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	41,924,352
Net gain/(loss) on investments	32,449,487
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$38,919,352
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman
	Municipal Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2024 (Unaudited)	October 31, 2023
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$6,469,865	$8,325,800
Net realized gain/(loss) on investments	(9,474,865)	(3,822,452)
Change in net unrealized appreciation/(depreciation) of investments	41,924,352	(2,368,623)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	38,919,352	2,134,725
Distributions to Common Stockholders From (Note A):
Distributable earnings	(6,706,713)	(9,647,520)
From Capital Share Transactions (Note D):
Proceeds from common stock issued in connection with tax-free reorganizations (Note E)	—	115,678,555
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	32,212,639	108,165,760
Net Assets Applicable to Common Stockholders:
Beginning of period	316,305,076	208,139,316
End of period	$348,517,715	$316,305,076
See Notes to Financial Statements

Notes to Financial Statements Municipal Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Municipal Fund Inc. (the "Fund") was organized as a Maryland corporation on July 29, 2002 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Variable Rate Municipal Term Preferred Shares ("VMTPS") is estimated to be their liquidation preference (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.
4
Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2024 was $585,046,418. The estimated gross unrealized appreciation was $18,624,319 and estimated gross unrealized depreciation was $32,463,509 resulting in net unrealized depreciation in value of investments of $13,839,190 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by the Fund and net operating losses written off.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, net asset value ("NAV") or NAV per share of common stock of the Fund. For the year ended October 31, 2023, the Fund recorded permanent differences primarily related to book to tax differences transferred to the Fund due to reorganizations (see Note E).

For the year ended October 31, 2023, the Fund recorded the following permanent reclassifications:
Paid-in Capital	Total Distributable Earnings/(Losses)
$9,570,497	$(9,570,497)
The tax character of distributions paid during the years ended October 31, 2023, and October 31, 2022, was as follows:
Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
$254,692	$214,885	$15,471,302	$15,201,041	$—	$—	$—	$—	$15,725,994	$15,415,926

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$76,254	$—	$(55,763,543)	$(30,738,212)	$(1,962,139)	$(88,387,640)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: defaulted bond adjustments and timing differences of fund level distributions.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2023, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$26,442,000 *	$4,296,212 *

*	Future utilization is limited under current tax regulations.
5
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A-7.
On April 15, 2024, the Fund declared a monthly distribution to common stockholders in the amount of $0.037740 per share, payable on May 15, 2024 to stockholders of record on April 30, 2024, with an ex-date of April 29, 2024. Subsequent to April 30, 2024, the Fund declared a monthly distribution on May 15, 2024 to common stockholders in the amount of $0.037740 per share, payable on June 17, 2024 to stockholders of record on May 31, 2024, with an ex-date of May 31, 2024.
6
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
7
Financial leverage: On July 1, 2014, the Fund issued 1,794 VMTPS. On April 1, 2019, and December 16, 2021, the Fund extended the term of the VMTPS, most recently to December 15, 2024.
The Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("VMTPS Liquidation Value"). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in the Fund’s Statement of Assets and Liabilities.
Partial redemptions and shares outstanding after each partial redemption are as follows:
April 1, 2019		August 15, 2022		November 9, 2022
Shares Redeemed	Shares Outstanding	Shares Redeemed	Shares Outstanding	Shares Redeemed	Shares Outstanding
90	1704	47	1,657	200	1,457
On October 23, 2023, in connection with the reorganizations of Neuberger Berman California Municipal Fund Inc. and Neuberger Berman New York Municipal Fund Inc. with and into the Fund (see Note E), the Fund issued 822 VMTPS. After such issuance, the Fund had 2,279 VMTPS outstanding.
The distribution rate for the Fund’s VMTPS is calculated based on the applicable SIFMA ("Securities Industry and Financial Markets Association") Municipal Swap Index plus a spread. The table below sets forth key terms of the Fund’s VMTPS at April 30, 2024.
Series	Term Redemption Date	Shares Outstanding	Aggregate Liquidation Preference
Series A	12/15/2024	2,279	$227,900,000
The Fund may redeem its VMTPS, in whole or in part, at its option after giving notice to the relevant holders of its VMTPS. The Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of its VMTPS at the VMTPS Liquidation Value. The holders of the VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of the VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on its VMTPS for two consecutive years.
During the six months ended April 30, 2024, the average aggregate liquidation preference outstanding and average annualized distribution rate of the VMTPS were $227,900,000 and 4.45%, respectively.
8
Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic developments, including those particular to a specific industry or region. The value of the Fund's securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.
9
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2024, the Fund did not participate in securities lending.
10
Indemnifications: Like many other companies, the Fund's organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.
11
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, the Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. "Discounted value" refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays a fee to State Street for the preparation of this report which is reflected in the Statement of Operations under the caption "Basic maintenance (Note A)."
Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.25% of the Fund's average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS liquidation preference is not considered a liability.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at an annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Note C—Securities Transactions:
During the six months ended April 30, 2024, there were purchase and sale transactions of long-term securities of $154,932,125 and $162,370,518, respectively.

Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2024 and the year ended October 31, 2023 were as follows:
For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
Stock Issued on Reinvestment of Dividends and Distributions	Net Increase/ (Decrease) in Common Stock Outstanding	Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in Connection with Tax-Free Reorganizations (see Note E)	Net Increase/ (Decrease) in Common Stock Outstanding
—	—	—	10,774,895	10,774,895

Note E—Reorganizations:
On April 3, 2023, Neuberger Berman California Municipal Fund Inc. ("California Fund"), Neuberger Berman New York Municipal Fund Inc. ("New York Fund") (individually, an "Acquired Fund" and together with California Fund, the "Acquired Funds") and Municipal Fund ("Acquiring Fund") each announced that its Board approved proposal(s) to reorganize each Acquired Fund with and into Acquiring Fund, with the Acquiring Fund continuing as the surviving fund in each case. On July 26, 2023, the Acquired Funds and Acquiring Fund announced that common and preferred stockholders of each Fund approved the applicable reorganization proposals. The reorganizations of each Acquired Fund with and into the Acquiring Fund were successfully completed prior to the opening of the New York Stock Exchange on October 23, 2023. The Acquiring Fund acquired the assets and liabilities of each Acquired Fund in tax-free transactions, and common stockholders of each Acquired Fund received an amount of Acquiring Fund common stock with a net asset value equal to the aggregate net asset value of their holdings of the applicable Acquired Fund's common stock as determined at the close of business on October 20, 2023. Cash was distributed for any fractional shares.
Preferred stockholders of each Acquired Fund received on a one-for-one basis Acquiring Fund preferred stock with a liquidation preference equal to the aggregate liquidation preference of the preferred stock held by such Acquired Fund preferred stockholder immediately prior to the reorganizations.
The reorganizations were accomplished by a tax-free exchange of shares of common and preferred stock of the Acquiring Fund in the following amounts and at the following conversion ratios:
	Shares of Common Stock Outstanding Prior to Reorganization	Conversion Ratio	Shares of Common Stock Issued by the Acquiring Fund(a)	Net Assets Applicable to Common Stockholders Prior to Reorganization
California Fund	5,551,044	1.070651	5,943,200	$63,806,095
New York Fund	5,077,417	0.951611	4,831,695	51,873,147

(a)	Fractional shares of the Acquiring Fund's common stock were not issued in the reorganizations and consequently cash was distributed for any such fractional shares.

	Shares of VMTPS Outstanding Prior to Reorganization	Conversion Ratio	Shares of VMTPS Issued by the Acquiring Fund
California Fund	457	1	457
New York Fund	365	1	365
The unrealized depreciation of California Fund and New York Fund were $(9,634,127) and $(11,330,220), respectively, as of the date of the reorganizations. The combined net assets applicable to common stockholders of the Acquiring Fund immediately after the reorganizations were $317,977,485. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to stockholders for tax purposes.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
Municipal Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Six Months Ended April 30,	Year Ended October 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Common Stock Net Asset Value, Beginning of Period	$10.68	$11.05	$14.88	$14.75	$15.33	$14.52
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.22	0.44	0.61	0.73	0.68	0.66
Net Gains or (Losses) on Securities (both realized and unrealized)	1.10	(0.32)	(3.78)	0.15	(0.51)	0.90
Total From Investment Operations Applicable to Common Stockholders	1.32	0.12	(3.17)	0.88	0.17	1.56
Less Distributions to Common Stockholders From:
Net Investment Income	(0.23)	(0.49)	(0.66)	(0.75)	(0.75)	(0.75)
Common Stock Net Asset Value, End of Period	$11.77	$10.68	$11.05	$14.88	$14.75	$15.33
Common Stock Market Value, End of Period	$10.09	$8.86	$9.64	$15.22	$14.15	$15.57
Total Return, Common Stock Net Asset Value[b]	12.64%[c]	1.34%	(21.57)%	5.91%	1.40%	11.18%
Total Return, Common Stock Market Value[b]	16.40%[c]	(3.64)%	(33.11)%	12.92%	(4.23)%	29.92%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$348.5	$316.3	$208.1	$280.2	$277.6	$288.2
Preferred Stock Outstanding, End of Period (in millions)	$227.9	$227.9	$165.7	$170.4 [d]	$170.4 [d]	$170.4 [d]
Preferred Stock Liquidation Value Per Share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[e]	3.98%[f]	3.90%	2.25%	1.58%	2.03%	2.66%
Ratio of Net Expenses[e]	3.98%[f]	3.90%	2.25%	1.58%	2.03%	2.66%
Ratio of Net Investment Income/(Loss)	3.70%[f]	3.70%	4.62%	4.77%	4.54%	4.39%
Portfolio Turnover Rate	27%[c]	32%[g]	36%	13%	39%	44%
Asset Coverage Per Share of Preferred Stock, End of Period[h]	$253,307	$239,162	$225,878	$264,533	$262,958	$269,321

See Notes to Financial Highlights

Notes to Financial Highlights Municipal Fund Inc. (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns will fluctuate and shares of common stock when sold may be worth more or less than original cost.

c	Not annualized.
d	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

Year Ended October 31,
2021	2020	2019
$5,962	$20,475	$35,027

e	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

Six Months Ended April 30,	Year Ended October 31,
2024	2023	2022	2021	2020	2019
2.89%	2.70%	1.16%	0.56%	1.00%	1.59%

f	Annualized.
g
After the close of business on October 20, 2023, the Fund acquired the assets and liabilities of Neuberger
Berman California Municipal Inc. ("California Fund") and Neuberger Berman New York Municipal Fund Inc.
("New York Fund") in a tax-free exchange of shares pursuant to Agreements and Plans of Reorganization approved, as applicable, by each Fund’s Board of Directors and stockholders. Portfolio turnover excludes purchases and sales of securities by California Fund and New York Fund.

h
Calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS) from the Fund's total assets and dividing by the number of
VMTPS outstanding.

Distribution Reinvestment Plan for the Fund
Equiniti Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.
The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at P.O. Box 500, Newark, NJ 07101 or online at https://equiniti.com/us/ast-access/individuals.

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
48 Wall Street, Floor 23
New York, NY 10005
Shareholder Services 866.227.2136
Plan Agent
Equiniti Trust Company, LLC
P.O. Box 500
Newark, NJ 07101

Overnight correspondence should be sent to:
Equiniti Trust Company, LLC
55 Challenger Road 2nd Floor
Ridgefield Park, NJ 07660
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■  Social Security numbers, dates of birth and other numerical identifiers
■  Names and addresses
■  Driver’s licenses, passports and other identification documents
■  Usernames and passwords
■  Internet protocol addresses and other network activity information
■  Income, credit history, credit scores, assets, transaction history and other financial information

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.nb.com
This is not part of the Fund's stockholder report.

Who we are?
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do?
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
■  seek advice about your investments
■  give us your contact or income information
■  provide account information or open an account
■  direct us to buy or sell securities, or complete other
transactions
■  visit one of our websites, portals or other online locations
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
■  sharing with Affiliates’ for everyday business
purposes—information about your creditworthiness
■  Affiliates from using your information to market to you
■  sharing with Nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
■  Our affiliates include, but are not limited to, companies with a
Neuberger Berman name; financial companies, such as
investment advisers or broker dealers; mutual funds, and
private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
■  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Neuberger Berman doesn’t jointly market.
This is not part of the Fund's stockholder report.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

I0208  06/24

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman Municipal Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
(a) Not applicable to semi-annual reports on Form N-CSR.
(b) Not applicable to the Registrant.
Item 6. Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Reserved.
Item 8. Reserved.
Item 9. Reserved.
Item 10. Reserved.
Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Municipal Fund Inc.

By:  /s/ Joseph V. Amato
 Joseph V. Amato
 Chief Executive Officer and President
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Joseph V. Amato
 Joseph V. Amato
 Chief Executive Officer and President
Date: July 2, 2024

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  July 2, 2024